Principal Repayments on Long-Term Debt Including Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Capitalization, Long-term Debt [Line Items]
2013	$ 221,233
2014	239,988
2015	340,724
2016	727,872
2017	277,790
Thereafter	1,177,746
Total	$ 2,985,353	$ 3,038,081